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For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

[redacted]

10047515

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Advisors LLC

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:

MCA: California Municipal Bonds; MEN: Municipal Bonds; MFL: Municipal Bonds; MFT: Municipal Bonds; MHD: Municipal Bonds; MHE: Massachusetts Municipal Bonds; MHN: New York Municipal Bonds; MIY: Michigan Municipal Bonds; MJI: New Jersey Municipal Bonds; MNE: New York Municipal Bonds; MPA: Pennsylvania Municipal Bonds; MQT: Municipal Bonds; MQY: Municipal Bonds; MUA: Municipal Bonds; MUC: California Municipal Bonds

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
MCA, MEN, MFL, MFT, MHD, MHE, MHN, MIY, MJI, MNE, MPA, MQT, MQY, MUA, MUC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

MCA: OTC US; MEN: OTC US; MFL: OTC US; MFT: OTC US; MHD: OTC US; MHE: OTC US; MHN: OTC US; MIY: OTC US; MJI: OTC US; MNE: OTC US; MPA: OTC US; MQT: OTC US; MQY: OTC US; MUA: OTC US; MUC: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010